Other Payables and Accruals - Schedule of Components of Other Payables and Accruals (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Schedule of Components of Other Payables and Accruals [Abstract]
Accrued expenses	$ 39,762	$ 51,455	$ 127,981
Other payables	278,136	359,936	283,276
GST payable	26,884	34,791	83,815
Other payables and accruals	$ 344,782	$ 446,182	$ 495,072